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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:_______
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Menno Insurance Service d/b/a MMA Capital Management
Address: 1110 North Main Street
         Goshen
         Indiana 46528

Form 13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Howard L. Brenneman
Title: President
Phone: 219/533-9511

Signature, Place, and Date of Signing:

/S/Howard L. Brenneman       Goshen, IN        01/26/00
----------------------      -------------      --------
     [Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              -0-
                                          ---------------

Form 13F Information Table Entry Total:    195,193,496
                                          ---------------

Form 13F Information Table Value Total:  $ 195,915,107
                                          ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]
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

Issuer                         Title of Class     Cusip     Fair Market Value   Shares  Investment Discretion   Voting   Authority
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                          Common       001957109     3568038.21         70219          Sole             Sole      70219
Air Products & Chemicals Inc       Common       009158106     1275394.03         38000          Sole             Sole      38000
Albertson's Inc                    Common       013104104        3686175        114300          Sole             Sole      114300
Allstate Corp                      Common       020002101     4077475.39        169450          Sole             Sole      169450
Altera Corporation                 Common       021441100      944175.16         19050          Sole             Sole      19050
Alza Corp                          Common       022615108     3448650.07         99600          Sole             Sole      99600
Anadarko Petroleum Corp            Common       032511107        2422022         70975          Sole             Sole      70975
Applied Materials                  Common       038222105        1076848          8500          Sole             Sole      8500
Atlantic Richfield                 Common       048825103        2577700         29800          Sole             Sole      29800
BP Amoco PLC                       Common       055622104     2010058.28         33889          Sole             Sole      33889
Bank of America Corp               Common       060505104      2799235.7         55775          Sole             Sole      55775
Bank One Corp                      Common       06423A103        2521664         78802          Sole             Sole      78802
Biomet Inc                         Common       090613100        2830000         70750          Sole             Sole      70750
Boston Scientific Corp             Common       101137107     3829218.81        175050          Sole             Sole      175050
Bristol-Myers Squibb Co            Common       110122108      1684421.5         26242          Sole             Sole      26242
Broadwing Inc                      Common       111620100     5536781.31        150150          Sole             Sole      150150
Chubb Corp                         Common       171232101     2442576.44         43375          Sole             Sole      43375
Cisco Systems Inc                  Common       17275R102     4815268.76         44950          Sole             Sole      44950
Compaq Computer Corp               Common       204493100     2231344.36         82450          Sole             Sole      82450
Dionex Corp                        Common       254546104       722849.4         17550          Sole             Sole      17550
Dollar General                     Common       256669102     1562765.75         68693          Sole             Sole      68693
Duke Realty Investments, Inc       Common       264411505         327600         16800          Sole             Sole      16800
Dura Automotive Systems            Preferred    26632M201         488775         29400          Sole             Sole      29400
Ensco International                Common       26874Q100      506109.49         22125          Sole             Sole      22125
El Paso Energy Corp Delaware       Common       283905107     1766961.84         45525          Sole             Sole      45525
Electronics for Imaging, Inc.      Common       286082102     4493062.63         77300          Sole             Sole      77300
Emerson Electric Co                Common       291011104     1986609.38         34625          Sole             Sole      34625
Fastenal Company                   Common       311900104      2716502.1         60450          Sole             Sole      60450


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

Issuer                         Title of Class     Cusip     Fair Market Value   Shares  Investment Discretion   Voting   Authority
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage         Common       313400302     4473338.28         95050          Sole             Sole      95050
Federal National Mortgage Assn     Common       313586103     4984113.35         79825          Sole             Sole      79825
First Data Corp                    Common       319963104     2312779.73         46900          Sole             Sole      46900
Gannett Co                         Common       364730101     2222591.77         27250          Sole             Sole      27250
Gillette Company                   Common       375766102        2594844         63000          Sole             Sole      63000
Hewlett Packard Co                 Common       428236103        5346250         47000          Sole             Sole      47000
Intel Corp                         Common       458140100     2259491.86         27450          Sole             Sole      27450
Ionics Inc                         Common       462218108     2254218.79         80150          Sole             Sole      80150
JDS Uniphase                       Common       46612J101      2064806.4         12800          Sole             Sole      12800
Johnson & Johnson                  Common       478160104     2990993.75         32075          Sole             Sole      32075
Keycorp Inc                        Common       493267108     1180368.75         53350          Sole             Sole      53350
Kimberly Clark Corp                Common       494368103     3636716.85         55575          Sole             Sole      55575
Eli Lilly & Co                     Common       532457108        2523675         37950          Sole             Sole      37950
Lowe's Companies                   Common       548661107        3519275         58900          Sole             Sole      58900
Lucent Technologies Inc            Common       549463107        4808325         64111          Sole             Sole      64111
MCI Worldcom, Inc                  Common       55268B106     4475200.85       84337.5          Sole             Sole      84337.5
Masco Corp                         Common       574599106        2770950        109200          Sole             Sole      109200
Merck & Co Inc                     Common       589331107     3026416.27         45044          Sole             Sole      45044
Microsoft Corp                     Common       594918104        3736000         32000          Sole             Sole      32000
Newbridge Networks Corp            Common       650901101     2085385.32         92425          Sole             Sole      92425
Newell Rubbermaid, Inc             Common       651229106        1815400         62600          Sole             Sole      62600
Pepsico Inc                        Common       713448108     3166331.25         89825          Sole             Sole      89825
Petroleum Geo-Services             Common       716597109     3011287.66        169050          Sole             Sole      169050
Pitney Bowes Inc                   Common       724479100     5395354.41        111675          Sole             Sole      111675
Procter & Gamble Co                Common       742718109     2298083.99         20975          Sole             Sole      20975
R & B Falcon Corp                  Common       74912E101      3013712.5        227450          Sole             Sole      227450
SBC Communications Inc             Common       78387G103     4132586.26         84771          Sole             Sole      84771
St Jude Medical Inc                Common       790849103        2259404         73625          Sole             Sole      73625
Sara Lee Corp                      Common       803111103     2335368.55        105850          Sole             Sole      105850
Schlumberger Ltd                   Common       806857108      576684.48         10275          Sole             Sole      10275

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

Issuer                         Title of Class     Cusip     Fair Market Value   Shares  Investment Discretion   Voting   Authority
----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta Inc             Common       808655104     1595231.51         28550          Sole             Sole      28550
Sigma Aldrich Corp                 Common       826552101      2296813.2         76400          Sole             Sole      76400
Sonoco Products                    Common       835495102       277413.5         12194          Sole             Sole      12194
Sun Microsystems Inc               Common       866810104        1239008         16000          Sole             Sole      16000
Tellabs, Inc                       Common       879664100      3554410.5         55375          Sole             Sole      55375
Texas Instruments Inc              Common       882508104     4232175.02         43800          Sole             Sole      43800
Thomas & Betts Corp                Common       884315102     3043265.71         95475          Sole             Sole      95475
Wabash National Corp               Common       929566107        3699750        246650          Sole             Sole      246650
Warner Lambert                     Common       934488107      821018.76         10020          Sole             Sole      10020
Wells Fargo Company                Common       949746101      3655595.2         90400          Sole             Sole      90400
Willamette Industries              Common       969133107      4007599.4         86300          Sole             Sole      86300
Williams Companies Inc             Common       969457100     3165562.75        103575          Sole             Sole      103575
Xerox Corp                         Common       984121103        3987416        175750          Sole             Sole      175750
Aggregate Total                                              195915106.9     4925726.5



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